Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 19	$ 19	$ 21
Translation adjustment		(1)
Additions/ (Deductions)	3	1	(2)
Balance at end of period	22	19	19
Deferred Tax Assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	699	782	416
Translation adjustment	30	(9)	5
Charged to costs and expenses	(46)	(14)	360
Additions/ (Deductions)	92	(60)	1
Balance at end of period	$ 775	$ 699	$ 782